UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07583

HSBC ADVISOR FUNDS TRUST

(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND (CLASS I SHARES)
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.1%
HSBC Investor Core Plus Fixed Income Portfolio	53,692,978

TOTAL INVESTMENTS — 100.1%	53,692,978

Percentages indicated are based on net assets of $53,617,327.

See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY FUND (CLASS I SHARES)
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 99.2%
HSBC Investor International Equity Portfolio	120,321,317

TOTAL INVESTMENTS — 99.2%	120,321,317

Percentages indicated are based on net assets of $121,311,895.

See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY FUND (CLASS I SHARES)
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.4%
HSBC Investor Opportunity Portfolio	77,329,083

TOTAL INVESTMENTS — 100.4%	77,329,083

Percentages indicated are based on net assets of $77,047,460.

See notes to schedules of portfolio investments.

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Shares or
	Principal
	Amount ($)	Value ($)
Certificates of Deposit – 0.1%
Banking – 0.1%
First Tennessee Bank, 2.01%,
12/17/09 (a)(h)	100,000	99,344

TOTAL CERTIFICATES OF DEPOSIT
(COST $96,074)		99,344
U.S. Government and Government Agency
Obligations – 46.7%
Federal Home Loan Mortgage Corp. – 13.2%
Pool #C00368, 8.50%, 10/1/24	23,717	25,598
Pool #D62926, 6.50%, 8/1/25	18,828	19,832
Pool #C80387, 6.50%, 4/1/26	22,533	23,720
Pool #C00922, 8.00%, 2/1/30	139,655	148,127
Pool #C54447, 7.00%, 7/1/31	25,395	26,912
Pool #G01317, 7.00%, 10/1/31	111,048	117,685
Pool #C60712, 6.50%, 11/1/31	469,811	493,106
Pool #847557, 4.42%, 7/1/34 (a)	567,566	574,411
Pool #1B2655, 4.96%, 12/1/34 (a)(h)	436,443	441,852
Pool #1J1313, 6.36%, 6/1/36 (a)	1,056,789	1,095,205
Pool #G02981, 6.00%, 6/1/37	950,763	981,926
TBA February, 5.50%, 2/19/18	950,000	979,094
TBA February, 5.00%, 2/15/22	3,865,000	3,951,963
TBA February, 5.00%, 2/15/37	1,100,000	1,116,843
		9,996,274
Federal National Mortgage Association – 22.5%
Pool #398958, 6.50%, 10/1/12	20,217	21,130
Pool #329655, 7.00%, 11/1/25	21,531	22,872
Pool #329530, 7.00%, 12/1/25	46,162	49,039
Pool #535332, 8.50%, 4/1/30	33,044	35,706
Pool #548965, 8.50%, 7/1/30	37,840	40,884
Pool #535440, 8.50%, 8/1/30	37,456	40,470
Pool #253438, 8.50%, 9/1/30	29,944	32,353
Pool #568486, 7.00%, 1/1/31	37,800	40,171
Pool #573752, 8.50%, 2/1/31	28,475	30,766
Pool #575328, 6.50%, 4/1/31	47,800	50,176
Pool #356905, 5.13%, 10/1/36 (a)	139,701	140,425
Pool #922090, 5.84%, 3/1/37 (a)	1,671,425	1,731,484
Pool #256723, 6.50%, 5/1/37	941,981	982,467
TBA February, 5.50%, 2/15/37	8,690,000	8,893,676
TBA February, 6.00%, 2/15/37	4,800,000	4,947,000
		17,058,619
Government National Mortgage Association – 7.3%
Pool #346406, 7.50%, 2/15/23	40,673	43,339
Pool #412530, 7.50%, 12/15/25	65,395	69,718
Pool #781300, 7.00%, 6/15/31	107,391	114,938
TBA February, 5.00%, 2/15/37	2,800,000	2,853,374
TBA February, 5.50%, 2/15/37	610,000	624,869
TBA February, 6.00%, 2/15/37	1,680,000	1,728,300
		5,434,538
U.S. Treasury Bonds – 2.7%
5.00%, 5/15/37	1,685,000	2,076,763

U.S. Treasury Notes – 1.0%
4.00%, 8/15/18	715,000	784,936

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(COST $35,190,029)		35,351,130
Corporate Obligations – 43.0%
Agricultural Chemicals – 1.5%
Agrium, Inc., 6.75%, 1/15/19	600,000	561,878
Cargill, Inc., 5.60%, 9/15/12 (b)	600,000	584,543
		1,146,421
Banking – 0.9%
American Express Centurion Bank,
5.95%, 6/12/17	700,000	648,252
Building & Construction Products – 1.4%
Martin Marietta Materials, Inc.,
1.32%, 4/30/10 (a)(h)	600,000	530,905
Masco Corp., 2.40%, 3/12/10 (a)(h)	550,000	489,499
		1,020,404
Cable Television – 0.9%
Time Warner Cable, Inc., 7.30%,
7/1/38	625,000	649,946
Chemicals – 0.1%
Chemtura Corp., 6.88%, 6/1/16	175,000	56,875
Computer Services – 1.0%
Electronic Data Systems, Series B,
6.00%, 8/1/13	700,000	743,438
Consumer Products – 1.2%
Clorox Co. (The), 5.45%, 10/15/12	900,000	917,857
Electric – 5.4%
Commonwealth Edison Co., 6.45%,
1/15/38	700,000	634,263
Dominion Resources, Inc., 6.40%,
6/15/18	250,000	252,710
Duke Energy Corp., 5.65%, 6/15/13	450,000	440,423
Florida Power Corp., 5.65%, 6/15/18	550,000	574,594
MidAmerican Energy Co., 5.95%,
7/15/17	1,900,000	1,913,201
Puget Sound Energy, Inc., 6.97%,
6/1/67, Callable 6/1/17 @ 100	600,000	304,500
		4,119,691
Finance – 9.3%
American Honda Finance Corp.,
4.63%, 4/2/13, MTN (b)	250,000	231,306
Bear Stearns Co., Inc., 4.50%,
10/28/10	600,000	597,595
Bear Stearns Co., Inc., Series B,
6.95%, 8/10/12, MTN	950,000	995,977
Citigroup, Inc., 6.50%, 8/19/13	225,000	214,990
Countrywide Home Loans, Series L,
4.00%, 3/22/11, MTN	1,150,000	1,120,568
Ford Motor Credit Co., LLC, 9.75%,
9/15/10	1,550,000	1,279,297
Lehman Brothers Holdings, Series I,
0.00%, 5/2/18, MTN (c)(i)	500,000	70,000
Morgan Stanley, Series F, 6.00%,
4/28/15, MTN	565,000	512,048
Preferred Term Securities Ltd.,
8.79%, 9/15/30, Callable 9/15/10
@ 104.395 (e)	768,227	463,855
Wells Fargo Financial, 5.50%, 8/1/12	850,000	833,623

XTRA Finance Corp., 5.15%, 4/1/17	750,000	726,095
		7,045,354
Forestry/Paper – 0.3%
Georgia-Pacific Corp., 7.70%,
6/15/15	250,000	215,000
Gaming – 0.1%
MGM MIRAGE, Inc., 6.75%, 4/1/13	175,000	101,500
Health Services – 0.2%
Community Health Systems, Inc.,
8.88%, 7/15/15, Callable 7/15/11
@ 104.44	175,000	168,437
Hospitals – 1.4%
Covidien International Finance SA,
5.45%, 10/15/12	550,000	554,305
HCA, Inc., 5.75%, 3/15/14	750,000	525,000
		1,079,305
Media – 1.1%
News America Holdings, 7.90%,
12/1/95	500,000	518,941
Vivendi, 5.75%, 4/4/13 (b)	350,000	320,406
		839,347
Media - Cable – 0.2%
Cablevision Systems Corp., Series B,
8.00%, 4/15/12	175,000	168,875
Office Equipment & Services – 0.7%
Xerox Corp., 2.60%, 12/18/09 (a)(h)	550,000	511,490
Oil & Gas – 0.2%
Pioneer Natural Resources Co.,
5.88%, 7/15/16	175,000	135,820
Pipelines – 0.7%
Dynegy Holdings, Inc., 7.75%, 6/1/19	175,000	135,625
Transcontinental Gas Pipeline Corp.,
6.05%, 6/15/18	450,000	403,985
		539,610
Retail – 3.2%
Kohl’s Corp., 6.25%, 12/15/17	550,000	483,608
Kroger Co. (The), 5.00%, 4/15/13	250,000	249,888
Wal-Mart Stores, Inc., 6.50%,
8/15/37	1,500,000	1,695,831
		2,429,327
Support - Services – 0.4%
Aramark Services, Inc., 8.50%,
2/1/15, Callable 2/1/11 @104.25	175,000	170,187
Iron Mountain, Inc., 8.00%, 6/15/20,
Callable 6/15/13 @ 104	175,000	161,875
		332,062
Telecom - Integrated/Services – 0.2%
Qwest Corp., 7.63%, 6/15/15	175,000	158,375
Telecommunications – 6.3%
AOL Time Warner, Inc., 6.88%,
5/1/12	600,000	602,722
AOL Time Warner, Inc., 7.70%,
5/1/32	550,000	533,842
BellSouth Telecommunications,
7.00%, 12/1/95	700,000	574,551
GTE Corp., 6.84%, 4/15/18	750,000	752,229
Sprint Nextel Corp., 6.00%, 12/1/16	1,110,000	743,700
Time Warner Entertainment Co.,
8.38%, 3/15/23	800,000	806,271
Verizon Communications, Inc.,
6.10%, 4/15/18	750,000	760,770
		4,774,085
Transportation – 6.3%
American Airlines, Inc., Series 2001-2,
Class A1, 6.98%, 4/1/11	386,067	357,112

American Airlines, Inc., Series 2001-2,
Class A2, 7.86%, 10/1/11	1,250,000	1,093,750
Burlington North Santa Fe, 7.57%,
1/2/21	261,280	277,542
Continental Airlines, Inc., 5.98%,
4/19/22	750,000	573,750
Norfolk Southern Corp., 5.75%,
4/1/18	250,000	240,909
Union Pacific Corp., 5.75%, 11/15/17	1,200,000	1,148,922
Union Pacific Corp., 6.85%, 1/2/19	1,038,106	1,083,980
		4,775,965

TOTAL CORPORATE OBLIGATIONS
(COST $35,546,095)		32,577,436
Asset Backed Securities – 18.5%
Asset Backed Funding Certificates,
Series 2003-AHL1, Class A1,
3.68%, 3/25/33 (h)	738,743	395,835
Cairn Mezzanine plc, Series 2007-
3A, Class B1, 3.08%, 8/13/47
(a)(e)	905,000	0
Capital Auto Receivables Asset
Trust, Series 2006-SN1A, Class
A4B, 0.47%, 3/20/10 (a)(b)(h)	670,055	658,822
Capital Auto Receivables Asset
Trust, Series 2007-SN1, Class
A3A, 5.47%, 7/15/10 (h)	651,490	633,004
Capital Auto Receivables Asset
Trust, Series 2007-SN1, Class
A3B, 0.39%, 7/15/10 (a)(h)	757,137	715,503
Capital One Prime Auto Receivables
Trust, Series 2005-1, Class A4,
0.35%, 4/15/11 (a)(h)	316,585	309,460
Capital One Prime Auto Receivables
Trust, Series 2006-1, Class A3,
4.99%, 9/15/10 (h)	395,472	395,483
Carmax Auto Owner Trust, Series
2008-2, Class A2B, 1.23%, 9/15/11
(a)(h)	1,400,000	1,346,610
Countrywide Asset-Backed
Certificates, Series 2006-S2, Class
A5, 5.75%, 7/25/27 (a)(h)	1,023,000	276,501
Countrywide Asset-Backed
Certificates, Series 2006-S4, Class
A3, 5.80%, 7/25/34	1,045,123	395,315
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2, 5.26%,
4/25/37 (b)	1,200,000	768,819
Duane Street CLO, Series 2007-4A,
Class C, 3.13%, 11/14/21 (a)(b)	850,000	102,000
GE Business Loan Trust, Series
2006-2A, Class A, 0.51%, 11/15/34
(a)(b)	1,351,233	971,154
GMAC Mortgage Corp., Loan Trust,
Series 2006-HE3, Class A3, 5.81%,
10/25/36	900,000	311,562
Hyundai Auto Receivables Trust,
Series 2007-A, Class A2B, 0.68%,
1/15/10 (a)	2,354	2,351
Hyundai Auto Receivables Trust,
Series 2008-A, Class A2, 4.16%,
5/16/11 (h)	1,020,000	1,016,661
IOWA Student Loan Liquidity Corp.,
Series 2005-1, Class A1, 1.50%,
6/25/14 (a)(h)	177,705	177,039
National Collegiate Student Loan
Trust, Series 2006-3, Class A1,
0.42%, 9/25/19 (a)(h)	564,864	514,270

Nissan Auto Receivables Owner
Trust, Series 2006-B, Class A3,
5.16%, 2/15/10 (h)	145,228	145,349
Preferred Term Securities XXII Ltd.,
2.34%, 9/22/36, Callable 6/22/11
@ 100 (a)(b)	1,073,109	394,367
Residential Funding Mortgage
Securities, Series 2006-HSA1,
Class A5, 5.31%, 2/25/36	490,000	140,096
SLM Student Loan Trust, Series
2005-4, Class A2, 1.24%, 4/26/21
(a)(h)	490,000	457,648
SLM Student Loan Trust, Series
2005-9, Class A4, 1.26%, 1/25/23
(a)(h)	1,360,000	1,282,918
SLM Student Loan Trust, Series
2006-7, Class A2, 1.15%, 10/25/16
(a)(h)	548,836	544,575
SLM Student Loan Trust, Series
2006-9, Class A2, 1.16%, 4/25/17
(a)(h)	236,728	230,491
SLM Student Loan Trust, Series
2006-B, Class A1, 2.01%, 9/15/20
(a)(h)	1,042,210	982,414
South Carolina Student Loan Corp.,
Series 2008-1, Class A1, 2.70%,
9/2/14 (a)(h)	824,290	813,600

TOTAL ASSET BACKED SECURITIES
(COST $19,110,972)		13,981,847
Collateralized Mortgage Obligations – 6.1%
Banc of America Mortgage
Securities, Series 2005-D, Class
2A4, 4.79%, 5/25/35 (a)	893,618	835,706
Deutsche Mortgage Securities, Inc.,
Series 2006-WF1, Class 1A1,
5.10%, 6/26/35 (a)(b)(h)	758,472	744,045
Fannie Mae IO, Series 270, Class 2,
8.50%, 9/1/23 (d)(h)	36,152	7,868
Fannie Mae IO, Series 296, Class 2,
8.00%, 4/1/24 (d)	43,216	6,426
Fannie Mae IO, Series 306, Class IO,
8.00%, 5/1/30 (d)	51,723	8,230
Fannie Mae IO, Series 2000-16, Class
PS, 8.21%, 10/25/29 (a)	23,308	1,002
Fannie Mae IO, Series 2001-4, Class
SA, 7.22%, 2/17/31 (a)	167,418	15,851
FHA Weyerhauser, 7.43%, 1/1/24
(e)(g)	26,000	26,000
Freddie Mac, Series 2988, Class AF,
0.63%, 6/15/35 (a)	955,211	929,806
Freddie Mac, Series 3212, Class BK,
5.40%, 9/15/36	900,000	913,750
Freddie Mac IO, Series 1534, Class
K, 7.03%, 6/15/23 (a)	114,277	10,126
Freddie Mac IO, Series 2141, Class
SD, 7.82%, 4/15/29 (a)	98,170	10,953
Freddie Mac IO, Series 2247, Class
SC, 7.17%, 8/15/30 (a)	47,896	4,866
Government National Mortgage
Association IO, Series 1999-30,
Class S, 8.27%, 8/16/29 (a)	41,833	4,897
Government National Mortgage
Association IO, Series 1999-30,
Class SA, 7.67%, 4/16/29 (a)	58,165	5,269
Residential Asset Securitization
Trust, Series 2003-A15, Class 1A2,
0.84%, 2/25/34 (a)	1,300,524	1,060,190

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(COST $4,832,517)		4,584,985

Commercial Mortgage Backed Securities –
8.8%
Citigroup Commercial Mortgage
Trust, Series 2006-C5, Class A2,
5.38%, 10/15/49	1,100,000	927,554
Commercial Mortgage Pass -
Through Certificate, Series 2005-
LP5, Class AJ, 5.05%, 5/10/43	1,550,000	767,250
Commercial Mortgage Pass -
Through Certificate, Series 2006-
FL12, Class A2, 0.43%, 12/15/20
(a)(b)	1,427,722	1,056,819
CWCapital Cobalt, Series 2006-C1,
Class A2, 5.17%, 8/15/48	1,232,000	1,029,669
DLJ Mortgage Acceptance Corp., IO,
Series 1997-CF1, Class S, 1.20%,
5/15/30 (a)(d)(e)	17,423	0
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class A2, 5.91%, 7/10/38 (a)	640,000	561,675
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class A4, 5.91%, 7/10/38 (a)	1,040,000	721,606
GS Mortgage Securities Corp., IO,
Series 1997-GL, Class X2, 0.29%,
7/13/30 (a)(b)(e)	35,488	341
Morgan Stanley Capital I, Series
2007-IQ14, Class A2, 5.61%,
4/15/49	1,380,000	1,051,276
Washington Mutual Commercial
Mortgage Securities Trust, Series
2006-SL1, Class A, 5.30%,
11/23/43 (a)(b)	958,678	527,273

TOTAL COMMERCIAL MORTGAGE BACKED
SECURITIES
(COST $9,272,412)		6,643,463
Foreign Bonds – 0.5%
United Kingdom – 0.5%
Barclays Bank plc, 5.93%, 12/31/49
(b)	850,000	365,245

TOTAL FOREIGN BONDS
(COST $861,812)		365,245
Municipal Bonds – 2.1%
Chicago Transit Authority Sales
& Transfer Tax Receipts Revenue,
Series A, 6.90%, 12/1/40	800,000	824,504

Connecticut State, GO, Series B,
5.00%, 4/15/18	650,000	762,912
TOTAL MUNICIPAL BONDS
(COST $1,500,103)		1,587,416
Investment Company – 6.1%
Northern Institutional Diversified
Assets Portfolio, Shares Class,
0.32% (f)(h)	4,627,230	4,627,230
TOTAL INVESTMENT COMPANY
(COST $4,627,230)		4,627,230
TOTAL INVESTMENTS (COST $111,037,244) —
131.9%		99,818,096

Percentages indicated are based on net assets of $75,707,985.

(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2009. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c)	Non-Income Producing; Defaulted Bond.
(d)	Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate adjusts periodically based on the pay off of the underlying mortgage. The interest rate presented represents the rates in effect on January 31, 2009. The principal amount shown is the notional amount of the underlying mortgages.
(e)	Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.65% of total net assets.
(f)	The rates presented represent the annualized one-day yield that was in effect on January 31, 2009.
(g)	Security was fair valued as of January 31, 2009. represents 0.03% of net assets.
(h)	Security held as collateral for to be announced securities.
(i)	In connection with the Lehman Brothers Holdings, Inc. bankruptcy filing announcement on September 15, 2008, the Fund stopped accruing prospective interest amounts on that date.

FHA	Federal Housing Administration
GO	General Obligation
IO	Interest-Only security. Represents 0.10% of net assets.
LLC	Limited Liability Co.
MTN	Medium Term Note
PLC	Public Limited Co.
TBA	Security was traded on a “to be announced” basis. Represents 33.15% of net assets.

See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Shares	Value($)
Common Stocks – 98.3%
Australia – 3.1%
Australia & New Zealand Banking
Group Ltd.	126,800	1,051,891
BHP Billiton Ltd.	98,200	1,820,385
Lend Lease Corp., Ltd.	143,700	606,870
National Australia Bank Ltd.	47,565	560,817
Qantas Airways Ltd.	412,833	632,128
		4,672,091
Austria – 0.7%
Voestalpine AG	51,400	993,388
Belgium – 1.4%
Delhaize Group SA	9,300	597,528
Solvay SA, Class A	20,800	1,469,015
		2,066,543
Brazil – 0.2%
Banco Do Brasil SA	60,000	367,400
Canada – 5.3%
Barrick Gold Corp.	37,500	1,411,642
BCE, Inc.	17,400	356,461
Fairfax Financial Holdings Ltd.	5,200	1,692,323
Industrial Alliance Insurance and
Financial Services, Inc.	26,100	420,130
Inmet Mining Corp.	11,300	191,391
Nexen, Inc.	40,390	588,533
Petro-Canada	90,000	1,952,435
Royal Bank of Canada	30,300	751,753
WestJet Airlines Ltd.	59,300	619,754
		7,984,422
China – 0.7%
China Petroleum & Chemical Corp.	1,920,000	1,035,082
Finland – 2.0%
Nokia Oyj	129,400	1,585,741
Stora Enso Oyj, R Shares	236,600	1,441,516
		3,027,257
France – 12.8%
BNP Paribas SA	55,180	2,106,222
Compagnie Generale des
Establissements Michelin, B Shares	26,700	1,043,639
Credit Agricole SA	185,402	2,243,990
France Telecom SA	63,200	1,416,028
Lagardere S.C.A.	46,400	1,764,825
Renault SA	68,700	1,323,415
Sanofi-Aventis	59,400	3,340,321
Societe Generale	44,231	1,849,123
Total SA	76,100	3,791,804
Vallourec SA	4,500	439,577
		19,318,944
Germany – 12.8%
Allianz SE	39,800	3,333,454
BASF AG	80,600	2,350,979
Bayer AG	14,100	750,879
Deutsche Bank AG	77,300	1,994,349
Deutsche Lufthansa AG	162,600	1,984,947
Deutsche Telekom AG	150,900	1,832,239
E.ON AG	91,100	2,953,718
Muenchener Rueckversicherungs-
Gesellschaft AG	21,000	2,775,623
RWE AG	11,170	872,022
Siemens AG	10,000	563,287
		19,411,497
India – 0.6%
State Bank of India GDR	17,600	839,872
Italy – 4.3%
ENI SpA	139,700	2,954,364
Intesa Sanpaolo SpA	557,700	1,757,347
Telecom Italia SpA	525,700	506,824
Telecom Italia SpA	1,036,200	1,273,038
		6,491,573
Japan – 19.8%
Canon, Inc.	29,800	813,257
FUJITSU Ltd.	424,000	1,906,313
Hitachi Ltd.	332,000	1,012,854
Honda Motor Co., Ltd.	99,000	2,275,588
JFE Holdings, Inc.	61,300	1,523,695
Kyocera Corp.	24,500	1,573,060
Mitsubishi Chemical Holdings Corp.	303,000	1,242,047
Mitsubishi Corp.	129,000	1,704,911
Mitsui & Co., Ltd.	149,000	1,555,112
NAMCO BANDAI Holdings, Inc.	123,800	1,237,541
Nippon Mining Holdings, Inc.	360,000	1,309,529
Nippon Telegraph & Telephone
Corp.	63,000	3,051,726
Nissan Motor Co., Ltd.	534,700	1,611,094
Sharp Corp.	261,000	1,938,101
Sony Corp.	12,510	243,850
Sumitomo Mitsui Financial Group,
Inc.	57,000	2,259,363
The Furukawa Electric Co. Ltd.	123,000	425,052
The Tokyo Electric Power Co., Inc.	28,000	875,790
Toshiba Corp.	543,000	1,896,032
Toyota Motor Corp.	49,600	1,595,808
		30,050,723
Luxembourg – 1.0%
ArcelorMittal	64,352	1,439,832
Netherlands – 4.1%
European Aeronautic Defense and
Space Co.	105,160	1,830,048
ING Groep NV	155,768	1,285,359
Koninklijke (Royal) Philips
Electronics NV	22,390	406,900
Koninklijke Ahold NV	223,020	2,673,719
		6,196,026
Norway – 1.5%
StatoilHydro ASA	128,500	2,215,530
Russian Federation – 0.5%
JSC MMC Norilsk Nickel ADR	67,789	279,608
LUKOIL ADR	16,550	539,764
		819,372
Singapore – 0.2%
Neptune Orient Lines Ltd.	427,000	311,430
South Africa – 0.7%
Sanlam Ltd.	554,040	873,342
Standard Bank Group Ltd.	31,023	213,468
		1,086,810
South Korea – 1.6%
Honam Petrochemical Corp. (a)	8,100	339,059
Industrial Bank of Korea GDR (a)	88,300	560,034
KB Financial Group, Inc. ADR (a)	33,200	858,552

Samsung Electronics Co., Ltd.,
Preferred	2,900	631,447
		2,389,092
Spain – 1.6%
Telefonica SA	140,400	2,488,733
Sweden – 2.2%
Ericsson LM, B Shares	153,000	1,204,665
Nordea Bank AB	73,600	389,401
Svenska Cellusoa AB (SCA), B
Shares	189,700	1,481,012
Volvo AB, B Shares	86,500	345,061
		3,420,139
Switzerland – 4.7%
Credit Suisse Group	81,100	2,070,510
Novartis AG	90,330	3,712,984
UBS AG (a)	112,191	1,407,395
		7,190,889
Taiwan – 0.7%
China Steel Corp. GDR	40,044	537,390
Compal Electronics, Inc.	581,895	295,025
United Microelectronics Corp.	1,143,805	244,317
		1,076,732
Thailand – 0.4%
PTT Public Co., Ltd.	121,400	548,315
United Kingdom – 15.4%
Associated British Foods plc	199,300	1,907,039
Aviva plc	352,191	1,590,863
Barclays plc	651,700	958,653
BP plc	427,200	3,025,054
Drax Group plc	51,100	410,615
GlaxoSmithKline plc	213,800	3,770,284
Lloyds Banking Group plc	886,507	1,154,701
Royal Bank of Scotland Group plc	603,002	189,816
Royal Dutch Shell plc, A Shares	213,687	5,264,603
RSA Insurance Group plc	505,627	959,335
Vodafone Group plc	2,240,458	4,160,695
		23,391,658

TOTAL COMMON STOCKS
(COST $260,450,264)		148,833,350
Right – 0.0%
Belgium – 0.0%
Fortis (a)	121,532	0
Investment Company – 0.3%
Northern Institutional Diversified
Assets Portfolio, Shares Class,
0.32% (b)	475,934	475,934

TOTAL INVESTMENT COMPANY
(COST $475,934)		475,934

TOTAL INVESTMENTS (COST $260,926,198) —
98.6%		149,309,284

Percentages indicated are based on net assets of $151,398,323.
(a)	Represents non-income producing security.
(b)	The rates presented represent the annualized one-day yield that was in effect on January 31, 2009.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Co.
SPA	Standby Purchase Agreement

See notes to schedules of portfolio investments.

Schedule of Portfolio Investments - January 31, 2009
The Portfolio invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Industry	Percent of Net Assets
Automotive	5.2%
Banking & Financial Services	17.5%
Building & Construction	1.0%
Cash & Cash Equivalents	0.3%
Chemicals	3.6%
Drugs - Medical	7.1%
Electrical	4.7%
Electronic Components & Semiconductors	4.7%
Food & Beverage	1.7%
Import/Export	1.0%
Insurance	6.6%
Manufacturing	6.8%
Metals & Mining	4.8%
Oil & Gas	15.5%
Paper & Related Products	1.0%
Publishing	1.2%
Retail	1.8%
Telecommunications	11.8%
Transportation Services	2.3%
Total Investments	98.6%

At January 31, 2009 the Portfolio's open forward currency contracts were as follows:

			Contract		Unrealized
		Amount	Value		Appreciation/
	Delivery	(Local	(U.S. Dollars)	Value	(Depreciation)
Currency	Date	Currency)	($)	($)	($)
SHORT CONTRACTS
Canadian Dollar	03/16/09	7,997,000	6,375,668	6,522,956	(147,288)
Canadian Dollar	03/16/09	7,111,000	5,653,747	5,800,267	(146,520)

Total			12,029,415	12,323,223	(293,808)

LONG CONTRACTS
Canadian Dollar	03/16/09	7,997,000	6,569,457	6,522,956	(46,501)
Canadian Dollar	02/02/09	100,000	82,250	81,585	(665)

Total			6,651,707	6,604,541	(47,166)

HSBC INVESTOR OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Shares	Value($)
Common Stocks – 95.5%
Aerospace & Defense – 1.6%
BE Aerospace, Inc. (a)	172,000	1,663,240
Biotechnology – 5.3%
Illumina, Inc. (a)	132,300	3,619,728
Life Technologies Corp. (a)	70,600	1,797,476
		5,417,204
Business Services – 3.2%
MSCI, Inc., Class A (a)	63,200	1,097,152
Navigant Consulting, Inc. (a)	152,150	2,180,310
		3,277,462
Computer Software – 16.2%
ACI Worldwide, Inc. (a)	75,000	1,274,250
BMC Software, Inc. (a)	116,900	2,961,077
Brocade Communications Systems,
Inc. (a)	313,900	1,195,959
Check Point Software Technologies
Ltd. (a)	142,650	3,233,875
Citrix Systems, Inc. (a)	75,000	1,578,000
NetApp, Inc. (a)	139,700	2,071,751
Nuance Communications, Inc. (a)	241,150	2,377,739
Salesforce.com, Inc. (a)	38,600	1,027,146
VeriFone Holdings, Inc. (a)	191,900	888,497
		16,608,294
Consumer Products – 6.7%
AptarGroup, Inc.	53,700	1,655,034
Church & Dwight Co., Inc.	54,800	2,917,004
Crown Holdings, Inc. (a)	124,300	2,330,625
		6,902,663
Diversified Manufacturing Operations – 4.0%
Actuant Corp., Class A	116,200	1,914,976
AMETEK, Inc.	68,400	2,186,064
		4,101,040
Education – 4.8%
Corinthian Colleges, Inc. (a)	88,629	1,655,590
DeVry, Inc.	61,750	3,308,565
		4,964,155
Electronic Components & Semiconductors – 1.6%
ATMI, Inc. (a)	47,100	636,321
Xilinx, Inc.	58,800	990,780
		1,627,101
Financial Services – 2.1%
Annaly Capital Management, Inc.	66,200	1,002,268
PrivateBancorp, Inc.	79,400	1,157,652
		2,159,920
Health Care – 5.6%
DaVita, Inc. (a)	65,400	3,073,800
DENTSPLY International, Inc.	53,700	1,445,067
MEDNAX, Inc. (a)	37,150	1,247,126
		5,765,993
Homebuilders – 1.1%
Toll Brothers, Inc. (a)	64,700	1,101,194
Industrial Manufacturing – 6.1%
IDEX Corp.	91,200	2,062,032
Mettler-Toledo International, Inc. (a)	45,550	3,032,719

WESCO International, Inc. (a)	64,000	1,178,880
		6,273,631
Insurance – 0.9%
HCC Insurance Holdings, Inc.	40,400	945,764
Internet Related – 1.5%
VeriSign, Inc. (a)	77,900	1,504,249
Media – 1.0%
DreamWorks Animation SKG, Inc.
(a)	47,761	1,048,354
Oil & Gas – 9.3%
Consol Energy, Inc.	32,800	894,128
Denbury Resources, Inc. (a)	227,200	2,780,928
Exterran Holdings, Inc. (a)	89,700	1,987,752
Massey Energy Co.	131,650	1,998,447
Range Resources Corp.	52,200	1,870,848
		9,532,103
Pharmaceuticals – 14.0%
Alexion Pharmaceuticals, Inc. (a)	111,350	4,105,474
Elan Corp. plc ADR (a)	241,200	1,743,876
OSI Pharmaceuticals, Inc. (a)	113,250	4,031,700
Santarus, Inc. (a)	216,900	366,561
Shire plc ADR	94,100	4,109,347
		14,356,958
Retail – 5.1%
American Eagle Outfitters, Inc.	127,200	1,146,072
O’Reilly Automotive, Inc. (a)	74,300	2,159,901
PetSmart, Inc.	101,500	1,905,155
		5,211,128
Telecommunications – 2.2%
Comverse Technology, Inc. (a)	200,700	1,268,424
Polycom, Inc. (a)	70,600	991,930
		2,260,354
Transportation – 1.6%
Kansas City Southern (a)	88,200	1,601,712
Utilities – 1.6%
Equitable Resources, Inc.	48,500	1,660,155

TOTAL COMMON STOCKS
(COST $132,769,125)		97,982,674

Investment Company – 3.6%
Northern Institutional Government
Select Portfolio, Shares Class,
0.36% (b)	3,660,880	3,660,880

TOTAL INVESTMENT COMPANY
(COST $3,660,880)		3,660,880

TOTAL INVESTMENTS (COST $136,430,005) —
99.1%		101,643,554

Percentages indicated are based on net assets of $102,555,680.
(a)	Represents non-income producing security.
(b)	The rates presented represent the annualized one-day yield that was in effect on January 31, 2009.
ADR	American Depositary Receipt
PLC	Public Limited Co.

See notes to schedules of portfolio investments.

1. Organization:

          The HSBC Advisor Funds Trust (the “Advisor Trust”), a Massachusetts business trust organized on April 5, 1996, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Advisor Trust is compromised of three separate operational funds, each a diversified series of the HSBC Investor Family of Funds. The Advisor Trust contains the following funds (individually a “Feeder Fund”, collectively the “Feeder Funds”):

Fund	Short Name
HSBC Investor Core Plus Fixed Income Fund	Core Plus Fixed Income Fund
HSBC Investor International Equity Fund	International Equity Fund
HSBC Investor Opportunity Fund	Opportunity Fund

          The HSBC Investor Portfolios (the “Portfolio Trust”) is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following funds (individually a “Portfolio”, collectively the “Portfolios”):

Portfolio	Short Name
HSBC Investor Core Plus Fixed Income Portfolio	Core Plus Fixed Income Portfolio
HSBC Investor International Equity Portfolio	International Equity Portfolio
HSBC Investor Opportunity Portfolio	Opportunity Portfolio

          The Core Plus Fixed Income Fund, the International Equity Fund, and the Opportunity Fund utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their Respective Portfolios (as defined below).

Feeder Fund	Respective Portfolio	Proportionate Interest on January 31, 2009
Core Plus Fixed Income Fund	Core Plus Fixed Income Portfolio	70.9%
International Equity Fund	International Equity Portfolio	79.5%
Opportunity Fund	Opportunity Portfolio	75.4%

          The Portfolios are diversified series of the Portfolio Trust and, like each Feeder Fund, are open-end management investment companies. The Portfolios’ Schedules of Portfolio Investments (“Schedules”) should be read in conjunction with the Schedules of the Feeder Funds.

          Under the Feeder Funds and Portfolios organizational documents, the Feeder Funds and Portfolios’ Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Feeder Funds and Portfolios. In addition, in the normal course of business, the Feeder Funds and Portfolios enter into contracts with their service providers, which also provide for indemnifications by the Feeder Funds and Portfolios. The Feeder Funds and Portfolios maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Feeder Funds and Portfolios. However, based on experience, the Feeder Funds and Portfolios expect that risk of loss to be remote.

2. Significant Accounting Policies:

          The following is a summary of the significant accounting policies followed by the Feeder Funds and Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

A. Statement of Financial Accounting Standards No. 157

          Effective November 1, 2008, the Trust adopted Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Funds net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

B. Feeder Funds

          The Feeder Funds record their investments in their respective Portfolios at fair value. The underlying securities of the Portfolios’ are recorded at fair value and at amortized cost, respectively, as more fully discussed in the following note.

C. Portfolios

          Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

          The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios’ Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

Investment Transactions:

A. Feeder Funds

          The Feeder Funds record daily their pro-rata share of income, expenses, changes in unrealized appreciation and depreciation and realized and unrealized gains and losses derived from their respective Portfolios.

B. Portfolios

          Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period.

Foreign Currency Translation:

          The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Forward Foreign Currency Exchange Contracts:

          The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.

Futures Contracts:

          Each Portfolio may invest in futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. The Core Plus Fixed Income Portfolio had the following open futures contracts at January 31, 2009:

	Position	Contracts	Unrealized Appreciation (Depreciation) ($)
Core Plus Fixed Income Portfolio
US Treasury Two Year Note Futures Contract expiring
March 31, 2009 (Notional Value At $5,223,000)	Long	24	37,434
US Treasury Ten Year Note Futures Contract expiring
March 20, 2009 (Notional Value At $8,096,344)	Short	66	(227,572)

Mortgage Dollar Roll Transactions:

The Core Plus Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment adviser based on procedures established by the Board of Trustees. Therefore, not all restricted securities are considered illiquid. At January 31, 2009, the HSBC Core Plus Fixed Income Portfolio held restricted securities that were illiquid, representing 0.65% of net assets, as follows:

Security Name	Acquisition Date	Acquisition Cost ($)	Principal Amount ($)	Value ($)
Core Plus Fixed Income Portfolio
Cairn Mezzanine plc, Series 2007-3A, Class B1, 3.08%, 8/13/47	3/2/2007	887,890	905,000	—
DLJ Mortgage Acceptance Corp., IO, Series 1997-CF1, Class S, 1.20%, 5/15/30	5/16/1997	1,284	17,423	—
FHA Weyerhauser, 7.43%, 1/1/24	3/28/2002	24,570	26,000	26,000
GS Mortgage Securities Corp., IO, Series 1997-GL, Class X2, 0.29%, 7/13/30	8/14/1997	1,269	35,488	341
Preferred Term Securities Ltd., 8.79%, 9/15/30, Callable 9/15/10 @ 104.395	11/28/2006	873,858	768,227	463,855

Repurchase Agreements:

          The Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios’ Custodian or another qualified Custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Federal Income Tax Information:

At January 31, 2009, the cost, gross unrealized appreciation and gross depreciation on securities for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Core Plus Fixed Income Portfolio	111,074,977	1,260,869	(12,517,750)	(11,256,881)
International Equity Portfolio	261,786,756	777,843	(113,255,315)	(112,477,472)
Opportunity Portfolio	138,528,357	997,719	(37,882,522)	(36,884,803)

3. Investment Valuation Summary:

The Inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical assets

Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

          The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

          The following is a summary of the valuation as of January 31, 2009 for each Fund based upon the three levels defined above:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant		LEVEL 3 - Significant		Total
	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
Fund Name	Securities	Instruments*	Securities	Instruments*	Securities	Instruments*	Securities	Instruments*
Core Plus Fixed Income Fund (Adviser)	$-	$-	$53,692,978	$-	$-	$-	$53,692,978	$-
Opportunity Fund (Advisor)	-	-	77,329,083	-	-	-	77,329,083	-
International Equity Fund	-	-	120,321,317	-	-	-	120,321,317	-
Core Plus Fixed Income Portfolio	4,627,230	(190,138)	95,164,866	-	26,000	-	99,818,096	(190,138)
International Equity Portfolio	9,682,846	-	139,626,438	(340,974)	-	-	149,309,284	(340,974)
Opportunity Portfolio	101,643,554	-	-	-	-	-	101,643,554	-

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investment	Other Financial
Core Plus Fixed Income Portfolio	Secutiries	Instruments*
Balance as of October 31, 2008	$26,158	$-
Realized gain (loss)	7	-
Change in unrealized appreciation/(depreciation)	(7)	-
Net purchases (sales)	(158)	-
Transfers in (out) of Level 3	-	-
Balance as of January 31, 2009	$26,000	$-

* Other financial instruments would include any derivative instruments, such as any futures, forwards, and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Advisor Funds Trust

By (Signature and Title)*
/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date
March 27, 2009

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date
March 27, 2009

By (Signature and Title)*
/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date
March 27, 2009
* Print the name and title of each signing officer under his or her signature.